SCHEDULE 1	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars)

	Year ended December 31,
	2023	2024	2025
General and administrative expenses*	$(37,989)	$(21,692)	$(7,763)
Other income (expenses), net	(1,304)	71,798	(1,920)
Interest income	1	1	1
Income (loss) before income tax	(39,292)	50,107	(9,682)
Income tax expenses	—	—	—
Income (loss) before share of net profits of subsidiaries, net of income tax	(39,292)	50,107	(9,682)
Share of net (losses) profits of subsidiaries, net of income tax	(11,156)	(20,961)	9,792
Net (loss) income	$(50,448)	$29,146	$110
Foreign currency translation adjustment	(3,049)	13,550	4,906
Other comprehensive (loss) income	(3,049)	13,550	4,906
Comprehensive (loss) income	$(53,497)	$42,696	$5,016
* Amount of share-based compensation expense included in general and administrative expenses	$21,517	$6,241	$5,078

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2024	2025
ASSETS
Current assets:
Cash and cash equivalents	$1,766	$853
Prepaid expenses and other receivables	2,925	2,490
Amounts due from subsidiaries	71,635	64,433
Total current assets	76,326	67,776
Investments in subsidiaries	122,772	137,470
Total assets	$199,098	$205,246
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$8,930	$3,870
Current portion of amount due to shareholders	—	19,688
Total current liabilities	8,930	23,558
Amounts due to shareholders	17,836	—
Total liabilities	$26,766	$23,558
Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued 60,203,214 and 61,295,260 shares; outstanding 60,203,214 and 60,547,760 shares as at December 31, 2024 and 2025, respectively)	602	613
Treasury stock, at cost (747,500 shares as at December 31, 2025)	—	(1,121)
Additional paid-in capital	320,389	325,839
Accumulated deficit	(138,421)	(138,311)
Accumulated other comprehensive loss	(10,238)	(5,332)
Total shareholders’ equity	172,332	181,688
Total liabilities and shareholders’ equity	$199,098	$205,246

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

			Common		Additional		Other	Total
	Common	Treasury	Shares	Treasury	Paid-in	Accumulated	Comprehensive	Shareholders’
	Shares	Shares	Amount	Stock	Capital	Deficit	Loss	Equity
Balance at January 1, 2023	40,547,379	—	$405	$—	$272,291	$(117,119)	(20,739)	$134,838
Shares issued on private replacement and equity awards	17,786,736	—	179	—	42,522	—	—	42,701
Stock-based compensation expenses	—	—	—	—	101	—	—	101
Net loss	—	—	—	—	—	(50,448)	—	(50,448)
Foreign currency translation adjustments	—	—	—	—	—	—	(3,048)	(3,048)
Balance at December 31, 2023	58,334,115	—	$584	$—	$314,914	$(167,567)	(23,787)	$124,144
Shares issued on equity awards	1,869,099	—	18	—	5,475	—	—	5,493
Stock-based compensation expenses	—	—	—	—	—	—	—	—
Net income	—	—	—	—	—	29,146	—	29,146
Foreign currency translation adjustments	—	—	—	—	—	—	13,549	13,549
Balance at December 31, 2024	60,203,214	—	$602	$—	$320,389	$(138,421)	$(10,238)	$172,332
Shares issued on equity awards	1,092,046	—	11	—	5,450	—	—	5,461
Stock-based compensation expenses	—	—	—	—	—	—	—	—
Net income	—	—	—	—	—	110	—	110
Foreign currency translation adjustments	—	—	—	—	—	—	4,906	4,906
Share buyback	—	(747,500)	—	(1,121)	—	—	—	(1,121)
Balance at December 31, 2025	61,295,260	(747,500)	$613	$(1,121)	$325,839	$(138,311)	$(5,332)	$181,688

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2023	2024	2025
Cash flows from operating activities:
Net income (loss)	$(50,448)	$29,146	$110
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share of net loss (profits) of subsidiaries, net of taxes	11,156	20,961	(9,792)
Share-based compensation expenses	21,517	6,241	5,078
Changes in current assets and liabilities:
Prepaid expenses and other receivables	417	837	(686)
Accrued expenses and other payables	9,445	(173,368)	(4,677)
Amount due to shareholders and other related companies	(3,791)	1,677	1,852
Net cash provided by (used in) operating activities	$(11,704)	$(114,506)	$(8,115)
Cash flows from investing activities:
(Increase) decrease in amount due from subsidiaries	(6,525)	114,933	7,202
Net cash provided by (used in) investing activities	$(6,525)	$114,933	$7,202
Cash flows from financing activities:
Proceeds from private placement	15,437	—	—
Net cash (used in) provided by financing activities	$15,437	$—	$—
Net decrease in cash and cash equivalents	(2,792)	427	(913)
Cash and cash equivalents at beginning of year	4,131	1,339	1,766
Cash and cash equivalents at end of year	$1,339	$1,766	$853

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(In thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2025, $408,660 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2023, 2024 and 2025.

During the years ended December 31, 2023, 2024 and 2025, no cash dividend was declared and paid by subsidiaries to the Company.